Note 15 - Derivative Financial Instruments - Derivatives Not Designated as Hedging Instruments by Account Type (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Interest rate swap contract	$ 184,392	$ 0
Interest rate swap contract	200,636	0
Total derivative assets	385,028	0
Interest rate swap contract	0	56,042
Interest rate swap contract	0	168,138
Total derivative liabilities	$ 0	$ 224,180